Financial result	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income Expense Explanatory [Abstract]
Financial result
7.
Financial result

Financial income and financial expenses consist of the following:

	Year ended December 31,
	2024	2023	2022
	(Euros in thousands)
Change in fair value of liabilities of warrants	17,264	(2,079)	10,945
Interest income	25,001	13,845	2,476
Foreign currency gains	18,798	5	6,940
Gains on other financial instruments	219	—	—
Other financial income	44,018	13,850	9,416
Interest expenses	(886)	(831)	(1,038)
Foreign currency losses	(435)	(5,633)	(6,500)
Losses on other financial instruments	—	(576)	(741)
Other financial expenses	(1,321)	(7,040)	(8,279)
Financial result	59,961	4,731	12,082

The fair value of warrants decreased from €2.64 ($2.92) per warrant as of December 31, 2023 to €0.24 ($0.25) per warrant as of December 31, 2024. The result is a decrease in fair value of liabilities for warrants of €17.3 million for the year ended December 31, 2024.

The fair value of warrants increased from €2.35 ($2.51) per warrant as of December 31, 2022 to €2.64 ($2.92) per warrant as of December 31, 2023. The result is an increase in fair value of liabilities for warrants of €2.1 million for the year ended December 31, 2023.

The fair value of warrants decreased from €3.88 ($4.39) per warrant as of December 31, 2021 to €2.35 ($2.51) per warrant as of December 31, 2022. The result is a decrease in fair value of liabilities for warrants of €10.9 million for the year ended December 31, 2022.

Interest income mainly results from short-term deposits as well as cash balances. Interest expenses mainly result from leases.

Foreign currency gains and losses mainly consist of realized and unrealized gains and losses in connection with our USD holdings of cash and cash equivalents as well as short-term deposits in Immatics N.V. and Immatics GmbH.

Losses and gains on financial instruments include expected credit losses on cash and cash equivalents and other financial assets for the year ended December 31, 2024, 2023 and 2022.